UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-00945
                                                    ----------

                              Phoenix Equity Trust
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

      Matthew A. Swendiman, Esq.            John R. Flores, Esq.
      Counsel & Chief Legal Officer for     Vice President, Counsel
      Litigation/Employment Registrant      Phoenix Life Insurance Company
      Phoenix Life Insurance Company        One American Row
      One American Row                      Hartford, CT  06102
      Hartford, CT  06102
      --------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                        Date of fiscal year end: June 30
                                                --------

                   Date of reporting period: December 31, 2004
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


    Semiannual Report

--------------------------------------------------------------------------------

    > DECEMBER 31, 2004



     Phoenix-Aberdeen Worldwide Opportunities Fund

     Phoenix Mid-Cap Value Fund


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








     ----------------------------------------------------------------------
        Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank;
        and are subject to investment risks, including possible loss of the principal invested.
     ----------------------------------------------------------------------





     This report is not authorized for distribution to prospective investors in the Phoenix Equity Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

MESSAGE FROM THE CHAIRMAN


DEAR SHAREHOLDER:

    I encourage you to review the performance overview and outlook provided in this semiannual report for the Phoenix-Aberdeen Worldwide Opportunities Fund and the Phoenix Mid-Cap Value Fund for the six-months ended December 31, 2004.

    As we begin a new year, the U.S. economy appears to be growing at a healthy pace. The economy grew at a 4% rate in the third quarter, and while final year-end results aren't available as of this writing, current indicators suggest that growth was sustained. Adding to the positives, employment growth also accelerated in the fourth quarter. The markets finished the year strong, particularly the U.S. equity market which performed well in the fourth quarter following a strong post-election rally. Looking ahead at 2005, the Federal Reserve Board's ongoing commitment to raising interest rates, combined with record oil prices and deficits, are likely to slow the pace of economic growth, posing both challenges as well as opportunities for investors in both the equity and bond markets.

    No matter what the market brings, short-term performance changes should not distract you from your long-term financial plan. Now may be an opportune time for you to review your portfolio with your financial advisor to make sure that your asset allocation remains on target for you. Keep in mind that finding the best balance of performance and protection requires discipline and diversification.1 Your Phoenix Fund allocation may help in this effort.

    For monthly updates on all Phoenix Funds, including performance and portfolio holdings, please visit PhoenixInvestments.com.


Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin
Chairman, Phoenix Funds

JANUARY 2005



1 DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE
  THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

The preceding information is the opinion of the Chairman of the Phoenix Funds Board of Trustees. There is no guarantee that market forecasts discussed will be realized.

TABLE OF CONTENTS


Glossary ....................................................................  3

Phoenix-Aberdeen Worldwide Opportunities Fund ...............................  4

Phoenix Mid-Cap Value Fund .................................................. 13

Notes to Financial Statements ............................................... 19

GLOSSARY


ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND


ABOUT YOUR FUND'S EXPENSES

    We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Worldwide Opportunities Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

    The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

    The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

     Worldwide               Beginning            Ending          Expenses Paid
Opportunities Fund         Account Value      Account Value          During
      Class A              June 30, 2004    December 31, 2004        Period*
--------------------------------------------------------------------------------
Actual                       $1,000.00          $1,119.00            $8.34
Hypothetical (5% return
  before expenses)            1,000.00           1,017.23             7.97

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.56%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

     Worldwide               Beginning            Ending          Expenses Paid
Opportunities Fund         Account Value      Account Value          During
      Class B              June 30, 2004    December 31, 2004        Period*
--------------------------------------------------------------------------------
Actual                       $1,000.00          $1,115.70           $12.33
Hypothetical (5% return
  before expenses)            1,000.00           1,013.40            11.80

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.31%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

     Worldwide               Beginning            Ending          Expenses Paid
Opportunities Fund         Account Value      Account Value          During
      Class C              June 30, 2004    December 31, 2004        Period*
--------------------------------------------------------------------------------
Actual                       $1,000.00          $1,114.60           $12.33
Hypothetical (5% return
  before expenses)            1,000.00           1,013.40            11.80

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.31%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, PLEASE REFER TO THE PROSPECTUS.

Phoenix-Aberdeen Worldwide Opportunities Fund


--------------------------------------------------------------------------------
  COUNTRY WEIGHTINGS (UNAUDITED)                                    12/31/04
--------------------------------------------------------------------------------

As a percentage of total investments

          [GRAPH OMITTED - EDGAR REPRESENTATION OF DATA IS AS FOLLOWS]

                      United States          39%
                      Japan                  18
                      United Kingdom          9
                      Italy                   5
                      France                  4
                      Germany                 3
                      Netherlands             3
                      Other                  19


                  SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2004
                                   (UNAUDITED)

                                                      SHARES        VALUE
                                                     --------   ------------
DOMESTIC COMMON STOCKS--38.6%

UNITED STATES--38.6%
Anadarko Petroleum Corp.(Oil & Gas Exploration
& Production) ......................................    6,200   $    401,822

Avocent Corp. (Communications Equipment)(b) ........   15,100        611,852
Bank of America Corp. (Diversified Banks) ..........   24,400      1,146,556

Bank of New York Co., Inc. (The) (Asset
Management & Custody Banks) ........................    8,100        270,702

Brunswick Corp. (Leisure Products) .................    7,400        366,300
Caesars Entertainment, Inc. (Casinos & Gaming)(b) ..   38,200        769,348

CenturyTel, Inc. (Integrated Telecommunication
Services) ..........................................    7,000        248,290

Cisco Systems, Inc. (Communications Equipment)(b) ..   32,900        634,970

Citigroup, Inc. (Other Diversified Financial
Services) ..........................................   10,300        496,254

Clorox Co. (The) (Household Products) ..............   10,200        601,086
Coca-Cola Co. (The) (Soft Drinks) ..................   23,600        982,468

Comcast Corp. Special Class A (Broadcasting &
Cable TV)(b) .......................................   29,200        958,928

Computer Sciences Corp. (Data Processing &
Outsourced Services) ...............................   20,300      1,144,311

ConAgra Foods, Inc. (Packaged Foods & Meats) .......   19,000        559,550
CVS Corp. (Drug Retail) ............................   20,700        932,949
Dell, Inc. (Computer Hardware)(b) ..................   16,600        699,524

DENTSPLY International, Inc. (Health Care
Equipment) .........................................   16,100        904,820

Du Pont (E.I.) de Nemours & Co. (Diversified
Chemicals) .........................................   13,200        647,460


                                                      SHARES        VALUE
                                                     --------   ------------
UNITED STATES--CONTINUED
EMC Corp. (Computer Storage & Peripherals)(b) ......   45,300   $    673,611

Emerson Electric Co. (Electrical Components &
Equipment) .........................................    7,700        539,770

Entergy Corp. (Electric Utilities) .................    7,700        520,443
Exxon Mobil Corp. (Integrated Oil & Gas) ...........   23,000      1,178,980
FedEx Corp. (Air Freight & Couriers) ...............    6,200        610,638

Fiserv, Inc. (Data Processing & Outsourced
Services)(b) .......................................   37,800      1,519,182

Fisher Scientific International, Inc. (Health Care
Equipment) .........................................   12,400        773,512

Friedman, Billings, Ramsey Group, Inc. Class A
(REITS) ............................................   13,800        267,582

General Electric Co. (Industrial Conglomerates) ....   67,700      2,471,050
Harte-Hanks, Inc. (Advertising) ....................   24,000        623,520
Heinz (H.J.) Co. (Packaged Foods & Meats) ..........   13,400        522,466

Hewitt Associates, Inc. Class A (Data Processing &
Outsourced Services)(b) ............................   10,200        326,502

Ingersoll-Rand Co. Class A (Industrial Machinery) ..   11,000        883,300
Intuit, Inc. (Application Software)(b) .............   16,100        708,561

J.P. Morgan Chase & Co. (Other Diversified Financial
Services) ..........................................   32,100      1,252,221

Jacobs Engineering Group, Inc. (Construction &
Engineering) .......................................   24,800      1,185,192

Johnson & Johnson (Pharmaceuticals) ................    7,900        501,018
Kellogg Co. (Packaged Foods & Meats) ...............   14,700        656,502
Manor Care, Inc. (Health Care Facilities) ..........   23,500        832,605
Manpower, Inc. (Employment Services) ...............   10,600        511,980


                        See Notes to Financial Statements                      5

Phoenix-Aberdeen Worldwide Opportunities Fund


                                                      SHARES        VALUE
                                                     --------   ------------
UNITED STATES--CONTINUED
Marriott International, Inc. Class A (Hotels,
Resorts & Cruise Lines) ............................   21,500   $  1,354,070

Mellon Financial Corp. (Asset Management &
Custody Banks) .....................................   25,400        790,194

Merrill Lynch & Co., Inc. (Investment Banking &
Brokerage) .........................................   11,800        705,286

Morgan Stanley (Investment Banking & Brokerage) ....   19,700      1,093,744
NIKE, Inc. Class B (Footwear) ......................    5,000        453,450
Norfolk Southern Corp. (Railroads) .................   19,600        709,324
Patterson-UTI Energy, Inc. (Oil & Gas Drilling) ....   18,500        359,825
Pfizer, Inc. (Pharmaceuticals) .....................   31,700        852,413
Procter & Gamble Co. (The) (Household Products) ....   16,100        886,788

SBC Communications, Inc. (Integrated
Telecommunication Services) ........................   33,900        873,603

Time Warner, Inc. (Movies & Entertainment) .........   96,900      1,883,736
U.S. Bancorp (Diversified Banks) ...................   11,200        350,784
Union Pacific Corp. (Railroads) ....................    6,600        443,850
United Technologies Corp. (Aerospace & Defense) ....   10,000      1,033,500

Verizon Communications, Inc. (Integrated
Telecommunication Services) ........................   27,600      1,118,076

Wachovia Corp. (Diversified Banks) .................   20,100      1,057,260
Walt Disney Co. (The) (Movies & Entertainment) .....   38,500      1,070,300
Wells Fargo & Co. (Diversified Banks) ..............   21,200      1,317,580
Wyeth (Pharmaceuticals) ............................   19,100        813,469
Yum! Brands, Inc. (Restaurants) ....................    9,700        457,646
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $39,898,921)                                     46,560,723
----------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--0.8%
SPDR Trust Series I (Exchange Traded Funds) ........    8,200        991,134
----------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $909,144)                                           991,134
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--59.0%

BRAZIL--1.8%
Petroleo Brasileiro SA ADR (Integrated Oil &
Gas)(b) ............................................   59,000      2,136,390

CANADA--0.4%
ATI Technologies, Inc. (Semiconductors)(b) .........   26,500        513,835

FRANCE--3.8%
Peugeot SA (Automobile Manufacturers) ..............   15,000        952,154
Total SA (Integrated Oil & Gas) ....................    7,525      1,643,697
Valeo SA (Auto Parts & Equipment) ..................   48,300      2,022,074
                                                                ------------
                                                                   4,617,925
                                                                ------------


                                                      SHARES        VALUE
                                                     --------   ------------
GERMANY--3.2%
Commerzbank AG (Diversified Banks)(b) ..............   37,000   $    762,431
E.ON AG (Electric Utilities) .......................   13,000      1,187,087
Metro AG (Department Stores) .......................   35,700      1,963,330
                                                                ------------
                                                                   3,912,848
                                                                ------------

HONG KONG--2.7%
China Mobile Ltd. (Wireless Telecommunication
Services) ..........................................   404,000     1,369,588

Swire Pacific Ltd. Class B (Multi-Sector Holdings).. 1,250,000     1,857,463
                                                                ------------
                                                                   3,227,051
                                                                ------------

INDIA--2.1%
ICICI Bank Ltd. ADR (Diversified Banks) ............  125,000      2,518,750

IRELAND--0.7%
Allied Irish Banks plc (Diversified Banks) .........   40,500        840,608

ITALY--4.7%
Banca Intesa S.p.A. (Diversified Banks) ............  280,000      1,347,288
ENI S.p.A. (Integrated Oil & Gas) ..................   87,166      2,182,408

Riunione Adriatica di Sicurta S.p.A (Property &
Casualty Insurance) ................................   94,000      2,126,084
                                                                ------------
                                                                   5,655,780
                                                                ------------

JAPAN--17.8%
Canon, Inc. (Office Electronics) ...................   38,000      2,050,746
Daito Trust Construction Co. Ltd. (Homebuilding) ...   30,000      1,425,783
Honda Motor Co. Ltd. (Automobile Manufacturers) ....   24,500      1,269,591
Ito-Yokado Co. Ltd. (Food Retail) ..................   36,000      1,510,686
Kao Corp. (Household Products) .....................   65,000      1,661,950
Kyocera Corp. (Office Electronics) .................   11,500        885,479

Mitsubishi Tokyo Financial Group, Inc.
(Diversified Banks) ................................      109      1,106,275

Nikko Cordial Corp. (Investment Banking &
Brokerage) .........................................   186,000       985,635

Nippon Television Network Corp. (Broadcasting &
Cable TV) ..........................................    5,800        871,104

NTT DoCoMo, Inc. (Wireless Telecommunication
Services) ..........................................      935      1,724,553

ORIX Corp. (Consumer Finance) ......................   12,200      1,657,305
Seino Transportation Co. Ltd. (Trucking) ...........   171,000     1,602,030
Takeda Chemical Industries Ltd. (Pharmaceuticals) ..   49,000      2,467,454
Toyota Motor Corp. (Automobile Manufacturers) ......   37,000      1,505,709

Yamanouchi Pharmaceutical Co. Ltd. (Health Care
Supplies) ..........................................   19,000        739,826
                                                                ------------
                                                                  21,464,126
                                                                ------------


6                       See Notes to Financial Statements

Phoenix-Aberdeen Worldwide Opportunities Fund


                                                      SHARES        VALUE
                                                     --------   ------------
MALAYSIA--0.6%
Public Bank BHD (Diversified Banks) ................  340,000   $    680,000

MEXICO--1.5%
Telefonos de Mexico SA de CV ADR Series L
(Integrated Telecommunication Services) ............   49,000      1,877,680

NETHERLANDS--2.8%
ING Groep CVA NV (Other Diversified Financial
Services) ..........................................   57,000      1,724,643

Koninklijke (Royal) KPN NV (Integrated
Telecommunication Services) ........................  171,000      1,624,698
                                                                ------------
                                                                   3,349,341
                                                                ------------

SINGAPORE--1.9%
Flextronics International Ltd. (Electronic
Manufacturing Services)(b) .........................   16,100        222,502

Oversea-Chinese Banking Corp. Ltd. (Diversified
Banks) .............................................   245,000     2,026,158
                                                                ------------
                                                                   2,248,660
                                                                ------------

SPAIN--1.7%
Altadis SA (Tobacco) ...............................   44,000      2,015,495

SWEDEN--2.2%
Nordea Bank AB (Diversified Banks) .................   116,000     1,169,531
Svenska Handelsbanken Class A (Diversified Banks) ..   58,500      1,522,933
                                                                ------------
                                                                   2,692,464
                                                                ------------

SWITZERLAND--2.6%
Novartis AG Registered Shares (Pharmaceuticals) ....   35,100      1,768,736

Zurich Financial Services AG (Property & Casualty
Insurance) .........................................    8,600      1,433,964
                                                                ------------
                                                                   3,202,700
                                                                ------------

UNITED KINGDOM--8.5%
Britannic Group plc (Property & Casualty Insurance)   115,000      1,006,796
British American Tobacco plc (Tobacco) .............   60,000      1,033,867

BT Group plc (Integrated Telecommunication
Services) ..........................................  183,500        715,173

Cadbury Schweppes plc (Packaged Foods & Meats) .....   162,000     1,508,467
Centrica plc (Gas Utilities) .......................   264,000     1,197,443
Emap plc (Publishing & Printing) ...................   93,000      1,456,082
Marks & Spencer Group plc (Department Stores) ......   97,000        638,771


                                                      SHARES        VALUE
                                                     --------   ------------
UNITED KINGDOM--CONTINUED
Schroders plc (Asset Management & Custody
Banks) .............................................   60,500   $    872,317

Weir Group plc (The) (Industrial Machinery) ........  182,500      1,126,478

Wood Group (John) plc (Oil & Gas Equipment &
Services) ..........................................  253,000        650,885
                                                                ------------
                                                                  10,206,279
                                                                ------------
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $54,843,304)                                     71,159,932
----------------------------------------------------------------------------

FOREIGN PREFERRED STOCKS (c)--1.5%

SOUTH KOREA--1.5%
Samsung Electronics Co. Ltd. Pfd.
(Semiconductors) ...................................    6,000      1,730,100
----------------------------------------------------------------------------
TOTAL FOREIGN PREFERRED STOCKS
(IDENTIFIED COST $336,950)                                         1,730,100
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.9%
(IDENTIFIED COST $95,988,319)                                    120,441,889
----------------------------------------------------------------------------

                                              STANDARD   PAR
                                              & POOR'S  VALUE
                                               RATING   (000)
                                              --------  -----
SHORT-TERM INVESTMENTS--0.1%

COMMERCIAL PAPER--0.1%
UBS Finance Delaware LLC 2.20%, 1/6/05 ......   A-1+     $115        114,965
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $114,965)                                           114,965
----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $96,103,284)                                    120,556,854(a)

Other assets and liabilities, net--0.0%                                4,250
                                                                ------------
NET ASSETS--100.0%                                              $120,561,104
                                                                ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $25,558,945 and gross depreciation of $1,622,186 for federal income tax purposes. At December 31, 2004, the aggregate cost of securities for federal income tax purposes was $96,620,095.
(b) Non-income producing.
(c) Foreign Common Stocks and Foreign Preferred Stocks are determined based on the country in which the security is issued. The country of risk, noted in the header, is determined based on criteria described in Note 2F "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements                      7

Phoenix-Aberdeen Worldwide Opportunities Fund

                            INDUSTRY DIVERSIFICATION
                        AS A PERCENTAGE OF TOTAL VALUE OF
                           TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)

Advertising ........................................................       0.5%
Aerospace & Defense ................................................       0.9
Air Freight & Couriers .............................................       0.5
Application Software ...............................................       0.6
Asset Management & Custody Banks ...................................       1.6
Auto Parts & Equipment .............................................       1.7
Automobile Manufacturers ...........................................       3.1
Broadcasting & Cable TV ............................................       1.5
Casinos & Gaming ...................................................       0.6
Commercial Paper ...................................................       0.1
Communications Equipment ...........................................       1.0
Computer Hardware ..................................................       0.6
Computer Storage & Peripherals .....................................       0.6
Construction & Engineering .........................................       1.0
Consumer Finance ...................................................       1.4
Data Processing & Outsourced Services ..............................       2.5
Department Stores ..................................................       2.2
Diversified Banks ..................................................      13.1
Diversified Chemicals ..............................................       0.5
Drug Retail ........................................................       0.8
Electric Utilities .................................................       1.4
Electrical Components & Equipment ..................................       0.4
Electronic Manufacturing Services ..................................       0.2
Employment Services ................................................       0.4
Exchange Traded Funds ..............................................       0.8
Food Retail ........................................................       1.3
Footwear ...........................................................       0.4
Gas Utilities ......................................................       1.0
Health Care Equipment ..............................................       1.4
Health Care Facilities .............................................       0.7


Health Care Supplies ...............................................       0.6%
Homebuilding .......................................................       1.2
Hotels, Resorts & Cruise Lines .....................................       1.1
Household Products .................................................       2.6
Industrial Conglomerates ...........................................       2.0
Industrial Machinery ...............................................       1.7
Integrated Oil & Gas ...............................................       5.9
Integrated Telecommunication Services ..............................       5.4
Investment Banking & Brokerage .....................................       2.3
Leisure Products ...................................................       0.3
Movies & Entertainment .............................................       2.5
Multi-Sector Holdings ..............................................       1.5
Office Electronics .................................................       2.4
Oil & Gas Drilling .................................................       0.3
Oil & Gas Equipment & Services .....................................       0.5
Oil & Gas Exploration & Production .................................       0.3
Other Diversified Financial Services ...............................       2.9
Packaged Foods & Meats .............................................       2.7
Pharmaceuticals ....................................................       5.3
Property & Casualty Insurance ......................................       3.8
Publishing & Printing ..............................................       1.2
REITS ..............................................................       0.2
Railroads ..........................................................       1.0
Restaurants ........................................................       0.4
Semiconductors .....................................................       1.9
Soft Drinks ........................................................       0.8
Tobacco ............................................................       2.5
Trucking ...........................................................       1.3
Wireless Telecommunication Services ................................       2.6
                                                                         -----
                                                                         100.0%
                                                                         =====



8                       See Notes to Financial Statements

Phoenix-Aberdeen Worldwide Opportunities Fund


                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (UNAUDITED)


ASSETS
Investment securities at value
   (Identified cost $96,103,284)                                 $120,556,854
Cash                                                                   27,481
Receivables
   Dividends                                                          192,526
   Fund shares sold                                                    36,307
   Tax reclaims                                                         5,848
Prepaid expenses                                                       31,486
                                                                 ------------
     Total assets                                                 120,850,502
                                                                 ------------
LIABILITIES
Payables
   Investment advisory fee                                             75,548
   Fund shares repurchased                                             58,325
   Transfer agent fee                                                  75,163
   Distribution and service fees                                       30,637
   Professional fee                                                    23,437
   Financial agent fee                                                  8,609
   Trustees' fee                                                        7,262
Accrued expenses                                                       10,417
                                                                 ------------
     Total liabilities                                                289,398
                                                                 ------------
NET ASSETS                                                       $120,561,104
                                                                 ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 $128,950,199
Distributions in excess of net investment income                     (361,519)
Accumulated net realized loss                                     (32,482,621)
Net unrealized appreciation                                        24,455,045
                                                                 ------------
NET ASSETS                                                       $120,561,104
                                                                 ============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $111,768,802)               13,084,952
Net asset value per share                                               $8.54
Offering price per share $8.54/(1-5.75%)                                $9.06

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $5,600,203)                    716,314
Net asset value and offering price per share                            $7.82

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $3,192,099)                    409,541
Net asset value and offering price per share                            $7.79


                             STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED DECEMBER 31, 2004
                                   (UNAUDITED)


INVESTMENT INCOME
Dividends                                                        $ 1,265,562
Interest                                                               8,601
Foreign taxes withheld                                               (55,836)
                                                                 -----------
     Total investment income                                       1,218,327
                                                                 -----------
EXPENSES
Investment advisory fee                                              426,012
Service fees, Class A                                                131,093
Distribution and service fees, Class B                                28,069
Distribution and service fees, Class C                                15,576
Financial agent fee                                                   48,903
Transfer agent                                                       175,694
Printing                                                              24,157
Professional                                                          22,897
Trustees                                                              22,403
Custodian                                                             18,227
Miscellaneous                                                          6,657
                                                                 -----------
     Total expenses                                                  919,688
                                                                 -----------
NET INVESTMENT INCOME                                                298,639
                                                                 -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                   1,269,535
Net realized loss on foreign currency transactions                    (2,638)
Net change in unrealized appreciation (depreciation) on
   investments                                                    11,347,405
Net change in unrealized appreciation (depreciation) on
   foreign currency and foreign currency translation                  (3,040)
                                                                 -----------
NET GAIN ON INVESTMENTS                                           12,611,262
                                                                 -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $12,909,901
                                                                 ===========


                        See Notes to Financial Statements                      9

Phoenix-Aberdeen Worldwide Opportunities Fund


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                    Six Months
                                                                                                      Ended
                                                                                                     12/31/04       Year Ended
                                                                                                    (Unaudited)       6/30/04
                                                                                                   ------------    ------------
FROM OPERATIONS
   Net investment income (loss)                                                                    $    298,639    $    458,301
   Net realized gain (loss)                                                                           1,266,897      12,467,732
   Net change in unrealized appreciation (depreciation)                                              11,344,365      10,186,213
                                                                                                   ------------    ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                       12,909,901      23,112,246
                                                                                                   ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                    (1,259,036)     (1,279,007)
   Net investment income, Class B                                                                       (32,323)        (23,604)
   Net investment income, Class C                                                                       (18,474)         (9,530)
                                                                                                   ------------    ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                         (1,309,833)     (1,312,141)
                                                                                                   ------------    ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (253,897 and 1,437,159 shares, respectively)                         2,033,020       9,994,078
   Net asset value of shares issued from reinvestment of distributions (133,507 and
      158,883 shares, respectively)                                                                   1,122,793       1,159,848
   Cost of shares repurchased (1,238,617 and 3,067,823 shares, respectively)                         (9,631,998)    (21,804,016)
                                                                                                   ------------    ------------
Total                                                                                                (6,476,185)    (10,650,090)
                                                                                                   ------------    ------------
CLASS B
   Proceeds from sales of shares (32,767 and 101,910 shares, respectively)                              233,656         689,962
   Net asset value of shares issued from reinvestment of distributions (3,951 and
      3,273 shares, respectively)                                                                        30,419          21,894
   Cost of shares repurchased (169,837 and 413,334 shares, respectively)                             (1,213,155)     (2,753,754)
                                                                                                   ------------    ------------
Total                                                                                                  (949,080)     (2,041,898)
                                                                                                   ------------    ------------
CLASS C
   Proceeds from sales of shares (11,588 and 180,829 shares, respectively)                               81,202       1,266,655
   Net asset value of shares issued from reinvestment of distributions (1,921 and
      1,166 shares, respectively)                                                                        14,756           7,778
   Cost of shares repurchased (74,433 and 126,871 shares, respectively)                                (522,115)       (841,734)
                                                                                                   ------------    ------------
Total                                                                                                  (426,157)        432,699
                                                                                                   ------------    ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                         (7,851,422)    (12,259,289)
                                                                                                   ------------    ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                              3,748,646       9,540,816

NET ASSETS
   Beginning of period                                                                              116,812,458     107,271,642
                                                                                                   ------------    ------------
   END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME AND
      UNDISTRIBUTED NET INVESTMENT INCOME OF ($361,519) AND $649,675, RESPECTIVELY]                $120,561,104    $116,812,458
                                                                                                   ============    ============

10                      See Notes to Financial Statements

Phoenix-Aberdeen Worldwide Opportunities Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                         CLASS A
                                                     ------------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED                            YEAR ENDED JUNE 30,
                                                       12/31/04   -----------------------------------------------------------------
                                                      (UNAUDITED)      2004         2003         2002         2001         2000
Net asset value, beginning of period                    $ 7.72        $ 6.37       $ 7.03       $ 7.87       $10.46       $10.93
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                        0.02          0.03         0.05         0.03         0.01        (0.01)
   Net realized and unrealized gain (loss)                0.90          1.41        (0.71)       (0.84)       (1.44)        1.08
                                                        ------        ------       ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                     0.92          1.44        (0.66)       (0.81)       (1.43)        1.07
                                                        ------        ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  (0.10)        (0.09)          --           --        (0.02)          --
   Distributions from net realized gains                    --            --           --        (0.03)       (1.14)       (1.54)
                                                        ------        ------       ------       ------       ------       ------
     TOTAL DISTRIBUTIONS                                 (0.10)        (0.09)       --           (0.03)       (1.16)       (1.54)
                                                        ------        ------       ------       ------       ------       ------
Change in net asset value                                 0.82          1.35        (0.66)       (0.84)       (2.59)       (0.47)
                                                        ------        ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                          $ 8.54        $ 7.72       $ 6.37       $ 7.03       $ 7.87       $10.46
                                                        ======        ======       ======       ======       ======       ======
Total return(2)                                          11.90%(5)     22.65%       (9.39)%     (10.35)%     (14.81)%      11.49 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $111,769      $107,520      $98,135     $125,216     $158,775     $195,357

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                     1.56%(4)      1.62%        1.73 %       1.56 %       1.54 %       1.56 %
   Net investment income (loss)                           0.58%(4)      0.46%        0.81 %       0.39 %       0.10 %      (0.06)%
Portfolio turnover                                          26%(5)       122%         160 %         99 %        168 %        112 %

                                                                                         CLASS B
                                                     ------------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED                            YEAR ENDED JUNE 30,
                                                       12/31/04   -----------------------------------------------------------------
                                                      (UNAUDITED)      2004         2003         2002         2001         2000
Net asset value, beginning of period                    $ 7.05        $ 5.81       $ 6.46       $ 7.29       $ 9.84       $10.44
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                       (0.01)        (0.02)          --(3)     (0.03)       (0.06)       (0.08)
   Net realized and unrealized gain (loss)                0.83          1.28        (0.65)       (0.77)       (1.35)        1.02
                                                        ------        ------        ------      ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                     0.82          1.26        (0.65)       (0.80)       (1.41)        0.94
                                                        ------        ------        ------      ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  (0.05)        (0.02)          --           --           --           --
   Distributions from net realized gains                    --            --           --        (0.03)       (1.14)       (1.54)
                                                        ------        ------       ------       ------       ------       ------
     TOTAL DISTRIBUTIONS                                 (0.05)        (0.02)          --        (0.03)       (1.14)       (1.54)
                                                        ------        ------       ------       ------       ------       ------
Change in net asset value                                 0.77          1.24        (0.65)       (0.83)       (2.55)       (0.60)
                                                        ------        ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                          $ 7.82        $ 7.05       $ 5.81       $ 6.46       $ 7.29       $ 9.84
                                                        ======        ======       ======       ======       ======       ======
Total return(2)                                          11.57%(5)     21.78 %     (10.20)%     (10.90)%     (15.58)%      10.71 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $5,600        $5,987       $6,730       $9,119      $13,066      $17,317

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                     2.31%(4)      2.37 %       2.48 %       2.31 %       2.29 %       2.31 %
   Net investment income (loss)                          (0.16)%(4)    (0.34)%       0.04 %      (0.38)%      (0.66)%      (0.80)%
Portfolio turnover                                          26%(5)       122 %        160 %         99 %        168 %        112 %

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in the total return calculation.
(3) Amount is less than $0.01.
(4) Annualized.
(5) Not annualized.

                        See Notes to Financial Statements                     11

Phoenix-Aberdeen Worldwide Opportunities Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                         CLASS C
                                                     ------------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED                            YEAR ENDED JUNE 30,
                                                       12/31/04   -----------------------------------------------------------------
                                                      (UNAUDITED)      2004         2003         2002         2001         2000
Net asset value, beginning of period                    $ 7.03        $ 5.80       $ 6.45       $ 7.28       $ 9.82       $10.42
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                       (0.01)        (0.01)       (0.01)       (0.03)       (0.06)       (0.07)
   Net realized and unrealized gain (loss)                0.82          1.27        (0.64)       (0.77)       (1.34)        1.01
                                                        ------        ------       ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                     0.81          1.26        (0.65)       (0.80)       (1.40)        0.94
                                                        ------        ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  (0.05)        (0.03)          --           --           --           --
   Distributions from net realized gains                    --            --           --        (0.03)       (1.14)       (1.54)
                                                        ------        ------       ------       ------       ------       ------
     TOTAL DISTRIBUTIONS                                 (0.05)        (0.03)          --        (0.03)       (1.14)       (1.54)
                                                        ------        ------       ------       ------       ------       ------
Change in net asset value                                 0.76          1.23        (0.65)       (0.83)       (2.54)       (0.60)
                                                        ------        ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                          $ 7.79        $ 7.03       $ 5.80       $ 6.45       $ 7.28       $ 9.82
                                                        ======        ======       ======       ======       ======       ======
Total return(2)                                          11.46%(4)     21.66 %     (10.08)%     (11.06)%     (15.50)%      10.71 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $3,192        $3,306       $2,407       $3,811       $5,650       $6,704

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                     2.31%(3)      2.37 %       2.48 %       2.31 %       2.29 %       2.31 %
   Net investment income (loss)                          (0.16)%(3)    (0.18)%      (0.10)%      (0.39)%      (0.65)%      (0.74)%
Portfolio turnover                                          26%(4)       122 %        160 %         99 %        168 %        112 %

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in the total return calculation.
(3) Annualized.
(4) Not annualized.

12                      See Notes to Financial Statements

PHOENIX MID-CAP VALUE FUND


ABOUT YOUR FUND'S EXPENSES

    We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Mid-Cap Value Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES

    The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

    The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                 Beginning           Ending        Expenses Paid
  Mid-Cap Value Fund           Account Value     Account Value        During
       Class A                June 30, 2004    December 31, 2004      Period*
--------------------------------------------------------------------------------
Actual                          $1,000.00          $1,136.90          $6.85
Hypothetical (5% return
  before expenses)               1,000.00           1,018.72           6.49

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.27%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                                Beginning            Ending        Expenses Paid
  Mid-Cap Value Fund          Account Value      Account Value        During
       Class C              October 22, 2004   December 31, 2004      Period*
--------------------------------------------------------------------------------
Actual                          $1,000.00          $1,088.90           $3.89
Hypothetical (5% return
  before expenses)               1,000.00           1,005.57            3.74

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.00%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS SINCE INCEPTION, THEN DIVIDED BY 365 TO REFLECT THE PERIOD FROM INCEPTION TO DECEMBER 31, 2004.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, PLEASE REFER TO THE PROSPECTUS.

Phoenix Mid-Cap Value Fund

--------------------------------------------------------------------------------
  SECTOR WEIGHTINGS (UNAUDITED)                                     12/31/04
--------------------------------------------------------------------------------

As a percentage of total investments

          [GRAPH OMITTED - EDGAR REPRESENTATION OF DATA IS AS FOLLOWS]

                      Consumer Discretionary     22%
                      Utilities                  16
                      Industrials                14
                      Materials                  13
                      Consumer Staples           10
                      Energy                      3
                      Other                      22


                  SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2004
                                   (UNAUDITED)

                                                      SHARES       VALUE
                                                     --------   -----------
DOMESTIC COMMON STOCKS--71.9%

AEROSPACE & DEFENSE--1.9%
Raytheon Co. .......................................   15,500   $   601,865

APPAREL RETAIL--9.1%
Foot Locker, Inc. ..................................   63,000     1,696,590
Limited Brands, Inc. ...............................   53,500     1,231,570
                                                                -----------
                                                                  2,928,160
                                                                -----------

AUTO PARTS & EQUIPMENT--2.2%
Lear Corp. .........................................   11,400       695,514

COMMODITY CHEMICALS--1.3%
Methanex Corp. .....................................   22,447       409,882

DEPARTMENT STORES--3.4%
Penney (J.C.) Co., Inc. ............................   26,000     1,076,400

DIVERSIFIED CHEMICALS--3.5%
Hercules, Inc.(b) ..................................   76,800     1,140,480

ELECTRIC UTILITIES--2.3%
FirstEnergy Corp. ..................................   18,800       742,788

ELECTRICAL COMPONENTS & EQUIPMENT--1.8%
Thomas & Betts Corp. ...............................   18,300       562,725

ENVIRONMENTAL SERVICES--4.2%
Allied Waste Industries, Inc.(b) ...................   71,800       666,304
Waste Management, Inc. .............................   22,500       673,650
                                                                -----------
                                                                  1,339,954
                                                                -----------

FOOD RETAIL--2.6%
SUPERVALU, Inc. ....................................   23,900       825,028

GAS UTILITIES--2.6%
Atmos Energy Corp. .................................   31,000       847,850


                                                      SHARES       VALUE
                                                     --------   -----------
GENERAL MERCHANDISE STORES--2.5%
Big Lots, Inc. .....................................   67,200   $   815,136

HOUSEWARES & SPECIALTIES--2.9%
Fortune Brands, Inc. ...............................   12,200       941,596

INDUSTRIAL CONGLOMERATES--2.8%
Alleghany Corp. ....................................    3,182       907,666

LEISURE PRODUCTS--0.8%
Brunswick Corp. ....................................    5,300       262,350

METAL & GLASS CONTAINERS--3.3%
Crown Holdings, Inc.(b) ............................   77,900     1,070,346

MULTI-UTILITIES & UNREGULATED POWER--10.7%
Duke Energy Corp. ..................................   58,000     1,469,140
Dynegy, Inc. Class A(b) ............................  187,200       864,864
NRG Energy, Inc.(b) ................................   12,500       450,625
ONEOK, Inc. ........................................   23,400       665,028
                                                                -----------
                                                                  3,449,657
                                                                -----------

OIL & GAS EQUIPMENT & SERVICES--1.0%
FMC Technologies, Inc.(b) ..........................   10,000       322,000

OIL & GAS REFINING, MARKETING & TRANSPORTATION--1.9%
Premcor, Inc. ......................................   14,500       611,465

PACKAGED FOODS & MEATS--3.0%
Del Monte Foods Co.(b) .............................   86,200       949,924

PAPER PACKAGING--3.5%
Packaging Corporation of America ...................   47,400     1,116,270

STEEL--0.7%
United States Steel Corp. ..........................    4,700       240,875

TIRES & RUBBER--0.9%
Goodyear Tire & Rubber Co. (The)(b) ................   20,400       299,064


14                      See Notes to Financial Statements

Phoenix Mid-Cap Value Fund




                                                      SHARES       VALUE
                                                     --------   -----------
TRUCKING--3.0%
Laidlaw International, Inc.(b) .....................   44,500   $   952,300
---------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $19,712,980)                                    23,109,295
---------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--4.6%

COMMODITY CHEMICALS--0.6%
NOVA Chemicals Corp. (United States) ...............    4,200       198,660

FOOD RETAIL--4.0%
Koninklijke Ahold NV ADR (Netherlands) .............  162,400     1,261,848
---------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,315,914)                                      1,460,508
---------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--76.5%
(IDENTIFIED COST $21,028,894)                                    24,569,803
---------------------------------------------------------------------------


                                             STANDARD   PAR
                                             & POOR'S  VALUE
                                              RATING   (000)       VALUE
                                             --------  ------   -----------
SHORT-TERM INVESTMENTS--23.0%

COMMERCIAL PAPER--23.0%
Danske Corp. 2.25%, 1/3/05 ..................  A-1+    $  400   $   399,950
Govco, Inc. 2.17%, 1/3/05 ...................  A-1+     1,045     1,044,874
Bristol-Myers Squibb Co. 2.25%, 1/5/05 ......  A-1        405       404,899
Danske Corp. 2.34%, 1/7/05 ..................  A-1+       535       534,791
Clipper Receivables Co. 2.35%, 1/18/05 ......  A-1        595       594,340
George Street Finance LLC 2.38%, 1/19/05 ....  A-1+       500       499,405
Ranger Funding Co. LLC 2.38%, 1/19/05 .......  A-1+       676       675,196
Cargill, Inc. 2.29%, 1/20/05 ................  A-1        335       334,595

Preferred Receivables Funding Corp. 2.31%,
1/20/05 .....................................  A-1        755       754,079

CAFCO LLC 2.22%, 1/21/05 ....................  A-1+       340       339,581
CAFCO LLC 2.32%, 1/24/05 ....................  A-1+       500       499,259
George Street Finance LLC 2.30%, 2/10/05 ....  A-1+       500       498,710
NetJets, Inc. 2.35%, 2/24/05 ................  A-1+       805       802,162
---------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $7,381,853)                                      7,381,841
---------------------------------------------------------------------------

TOTAL INVESTMENTS--99.5%
(IDENTIFIED COST $28,410,747)                                    31,951,644(a)

Other assets and liabilities, net--0.5%                             173,370
                                                                -----------
NET ASSETS--100.0%                                              $32,125,014
                                                                ===========



(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,635,344 and gross depreciation of $201,463 for federal income tax purposes. At December 31, 2004, the aggregate cost of securities for federal income tax purposes was $28,517,763.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk, noted parenthetically, is determined based on criteria described in Note 2F "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements                     15

Phoenix Mid-Cap Value Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (UNAUDITED)


ASSETS
Investment securities at value
   (Identified cost $28,410,747)                                 $31,951,644
Cash                                                                   2,733
Receivables
   Fund shares sold                                                  885,102
   Dividends                                                          63,712
   Receivable from adviser                                             3,298
Prepaid expenses                                                      30,145
                                                                 -----------
     Total assets                                                 32,936,634
                                                                 -----------
LIABILITIES
Payables
   Investment securities purchased                                   648,966
   Fund shares repurchased                                           133,372
   Distribution and service fee                                        7,045
   Trustees' fee                                                       6,545
   Transfer agent fee                                                  4,356
   Financial agent fee                                                 1,958
Accrued expenses                                                       9,378
                                                                 -----------
     Total liabilities                                               811,620
                                                                 -----------
NET ASSETS                                                       $32,125,014
                                                                 ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 $29,618,191
Undistributed net investment income                                    6,347
Accumulated net realized loss                                     (1,040,421)
Net unrealized appreciation                                        3,540,897
                                                                 -----------
NET ASSETS                                                       $32,125,014
                                                                 ===========

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $29,799,315)                1,541,284
Net asset value per share                                             $19.33
Offering price per share $19.33/(1-5.75%)                             $20.51

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $2,325,699)                   120,376
Net asset value and offering price per share                          $19.32


                             STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED DECEMBER 31, 2004
                                   (UNAUDITED)


INVESTMENT INCOME
Dividends                                                         $  142,846
Interest                                                              31,745
Foreign taxes withheld                                                  (484)
                                                                  ----------
     Total investment income                                         174,107
                                                                  ----------
EXPENSES
Investment advisory fee                                               67,762
Service fees, Class A                                                 11,546
Distribution and service fees, Class C                                 1,575
Financial agent fee                                                    6,595
Administration                                                         7,589
Registration                                                          17,154
Professional                                                          15,425
Printing                                                              12,991
Transfer agent                                                        12,845
Trustees                                                               7,774
Custodian                                                              7,318
Miscellaneous                                                          4,219
                                                                  ----------
     Total expenses                                                  172,793
     Less expenses reimbursed by investment adviser                  (70,351)
     Custodian fees paid indirectly                                      (37)
                                                                  ----------
   Net expenses                                                      102,405
                                                                  ----------
NET INVESTMENT INCOME                                                 71,702
                                                                  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                     137,773
Net change in unrealized appreciation (depreciation) on
   investments                                                     2,243,918
                                                                  ----------
NET GAIN ON INVESTMENTS                                            2,381,691
                                                                  ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $2,453,393
                                                                  ==========


16                      See Notes to Financial Statements

Phoenix Mid-Cap Value Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                    Six Months
                                                                                                       Ended
                                                                                                     12/31/04       Year Ended
                                                                                                    (Unaudited)       6/30/04
                                                                                                   ------------    ------------
FROM OPERATIONS
   Net investment income (loss)                                                                     $    71,702     $    (2,912)
   Net realized gain (loss)                                                                             137,773         696,164
   Net change in unrealized appreciation (depreciation)                                               2,243,918         803,649
                                                                                                    -----------     -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                        2,453,393       1,496,901
                                                                                                    -----------     -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                       (62,704)         (3,484)
   Net investment income, Class C                                                                        (2,651)             --
                                                                                                    -----------     -----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                            (65,355)         (3,484)
                                                                                                    -----------     -----------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (1,378,082 and 253,135 shares, respectively)                        24,860,617       4,090,193
   Net asset value of shares issued from reinvestment of distributions (2,604
     and 113 shares, respectively)                                                                       50,092           1,414
   Cost of shares repurchased (215,186 and 189,427 shares, respectively)                             (3,860,230)     (2,981,568)
                                                                                                    -----------     -----------
Total                                                                                                21,050,479       1,110,039
                                                                                                    -----------     -----------
CLASS C
   Proceeds from sales of shares (120,812 and 0 shares, respectively)                                 2,291,123              --
   Net asset value of shares issued from reinvestment of distributions (90 and
     0 shares, respectively)                                                                              1,725              --
   Cost of shares repurchased (526 and 0 shares, respectively)                                           (9,913)             --
                                                                                                    -----------     -----------
Total                                                                                                 2,282,935              --
                                                                                                    -----------     -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                         23,333,414       1,110,039
                                                                                                    -----------     -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                                             25,721,452       2,603,456

NET ASSETS
   Beginning of period                                                                                6,403,562       3,800,106
                                                                                                    -----------     -----------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $6,347 AND
     $0, RESPECTIVELY]                                                                              $32,125,014     $ 6,403,562
                                                                                                    ===========     ===========


                        See Notes to Financial Statements                     17

Phoenix Mid-Cap Value Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                         CLASS A
                                                     ------------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED                            YEAR ENDED JUNE 30,
                                                       12/31/04   -----------------------------------------------------------------
                                                      (UNAUDITED)      2004         2003         2002         2001         2000
Net asset value, beginning of period                    $17.04        $12.18       $13.21       $12.15       $ 8.74       $ 9.47
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                        0.05         (0.01)        0.01        (0.01)        0.02         0.08
   Net realized and unrealized gain (loss)                2.28          4.88        (1.04)        1.09         3.46        (0.70)
                                                        ------        ------       ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                     2.33          4.87        (1.03)        1.08         3.48        (0.62)
                                                        ------        ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  (0.04)        (0.01)          --        (0.02)       (0.07)       (0.11)
                                                        ------        ------       ------       ------       ------       ------
     TOTAL DISTRIBUTIONS                                 (0.04)        (0.01)          --        (0.02)       (0.07)       (0.11)
                                                        ------        ------       ------       ------       ------       ------
Change in net asset value                                 2.29          4.86        (1.03)        1.06         3.41        (0.73)
                                                        ------        ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                          $19.33        $17.04       $12.18       $13.21       $12.15       $ 8.74
                                                        ======        ======       ======       ======       ======       ======

Total return(2)                                          13.69%(4)     40.03 %      (7.80)%       8.89 %      39.98%       (6.52)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $29,799        $6,404       $3,800       $5,240       $4,901       $5,568

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                 1.27%(3)      1.30 %       1.30 %       1.30 %       1.30%        1.30 %
   Gross operating expenses                               2.15%(3)      2.76 %       3.05 %       2.68 %       2.25%        1.76 %
   Net investment income (loss)                           0.90%(3)     (0.06)%       0.09 %      (0.05)%       0.17%        0.88 %
Portfolio turnover                                           2%(4)        53 %         23 %         49 %         27%          43 %

                                                         CLASS C
                                                    ----------------
                                                     FROM INCEPTION
                                                       10/22/04
                                                      TO 12/31/04
                                                      (UNAUDITED)
Net asset value, beginning of period                    $17.77
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                        0.04
   Net realized and unrealized gain (loss)                1.54
                                                        ------
     TOTAL FROM INVESTMENT OPERATIONS                     1.58
                                                        ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  (0.03)
                                                        ------
     TOTAL DISTRIBUTIONS                                 (0.03)
                                                        ------
Change in net asset value                                 1.55
                                                        ------
NET ASSET VALUE, END OF PERIOD                          $19.32
                                                        ======
Total return(2)                                           1.42%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $2,326

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                 2.00%(3)
   Gross operating expenses                               3.01%(3)
   Net investment income (loss)                           1.14%(3)
Portfolio turnover                                           2%(4)

(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in the total return calculation.
(3) Annualized.
(4) Not annualized.

18                      See Notes to Financial Statements

PHOENIX EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004 (UNAUDITED)


1. ORGANIZATION

   Phoenix Equity Trust (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
   Currently two funds are offered for sale (each a "Fund").
Phoenix-Aberdeen Worldwide Opportunities Fund is diversified and has an investment objective of capital appreciation. Phoenix Mid-Cap Value Fund is diverisifed and has an investment objective of long-term growth of capital.
   The Funds offer the following classes of shares for sale:

                                     Class A         Class B         Class C
                                  -------------   -------------   -------------
Worldwide Opportunities Fund ...        X               X               X
Mid-Cap Value Fund .............        X              --               X

   Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.
   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.


2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


A. SECURITY VALUATION:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.
   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities.
   As required, some securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.
   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.


B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Trust amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.


C. INCOME TAXES:

   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code") and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
   The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue for such taxes and recoveries as applicable based on current interpretations of the tax rules and regulations that exist in the market in which they invest.

D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to

PHOENIX EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004 (UNAUDITED) (CONTINUED)


wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.


E. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.


F. FOREIGN SECURITY COUNTRY DETERMINATION:

   A combination of the following criteria is used to assign the countries of risk listed in the Schedule of Investments: country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.


G. EXPENSES:

   Expenses incurred by the Trust with respect to each Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.


H. CONTRACTUAL OBLIGATIONS:

   In the normal course of business, the Trust enters into contracts that provide general indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be established; however in management's opinion, based on experience, the risk of material loss from such a claim is remote.


3. REORGANIZATION

   On October 21, 2004 the shareholders of the FMI Sasco Contrarian Value Fund ("Contrarian Value"), formerly advised by Fiduciary Management, Inc. ("FMI"), pursuant to a plan of reorganization approved a tax-free reorganization in exchange for shares of Mid-Cap Value. On October 22, 2004, the Mid-Cap Value Fund acquired the assets and liabilities of the Contrarian Value Fund. The number and value of shares issued by Mid-Cap Value were in amounts equal to the number and value of shares held by Contrarian Value Fund shareholders as of the reorganization date. Net assets of Mid-Cap Value and Contrarian Value Fund as of the reorganization date were $1,000 and $16,781,226, including net unrealized appreciation of $0 and $1,783,822, respectively. Total net assets after the reorganization were $16,782,226.


4. INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Fund, the Adviser, Phoenix Investment Counsel, Inc., an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                     First $1         $1-2           Over $2
                                     Billion         Billion         Billion
                                  -------------   -------------   -------------
Worldwide Opportunities Fund ...      0.75%           0.70%           0.65%
Mid-Cap Value Fund (1) .........      0.75%           0.75%           0.75%

(1) Prior to October 25, 2004 the adviser on the Mid-Cap Value Fund (formerly called the FMISasco Contrarian Fund) was FMI. For its services FMI was compensated 1.00% based on the average daily net assets. Effective October 25, 2004 Phoenix Investment Counsel, Inc. ("PIC") became Adviser to the acquired FMI Sasco Contrarian Value Fund. For its services, PIC is compensated 0.75% based on the average daily net assets.

   Aberdeen Asset Management Inc. ("Aberdeen") is the subadviser to the Worldwide Opportunities Fund. Aberdeen is a subsidiary of Aberdeen Asset Management plc, of which PNX indirectly owned approximately 16.45%. For its services, Aberdeen is paid a fee by the Adviser equal to 0.375% of the average daily net assets of the Worldwide Fund up to $1 billion, 0.35% between $1 billion and $2 billion, and 0.325% in excess of $2 billion.
   Aberdeen Asset Management plc was sold on January 11, 2005.
   Effective October 25, 2004, Sasco Capital, Inc. ("Sasco") became the subadviser to the Mid-Cap Value Fund. For its services, Sasco is paid a fee by PIC equal to 0.475% of the average daily net assets of Mid-Cap Value Fund. Prior to October 25, 2004 Sasco was paid a subadviser fee of 0.75% from FMI.
   Effective October 25, 2004, PIC contractually agreed to cap total expenses at 1.25% and 2.00% (on an annualized basis) of the average daily net assets of Class A Shares and Class C Shares, respectively. PIC may not discontinue this cap on total operating expenses for a minimum period of two years from the prospectus dated October 21, 2004. Prior to October 25, 2004, FMI agreed to cap total operating expenses at 2.00% of the average daily net assets of the Fund.
   As distributor of the Funds' shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly-owned subsidiary of PNX, has advised the Funds that it retained net selling commissions and

PHOENIX EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004 (UNAUDITED) (CONTINUED)


deferred sales charges for the period ended December 31, 2004, as follows:

                                      Class A        Class B         Class C
                                    Net Selling      Deferred        Deferred
                                    Commissions   Sales Charges   Sales Charges
                                    -----------   -------------   -------------
Worldwide Opportunities Fund ....     $ 1,666         $9,630           $74
Mid-Cap Value Fund ..............      15,216             --            --

   For services rendered prior to May 31, 2004, the following was paid to W.S. Griffith Securities, Inc., formerly an indirect subsidiary of PNX, for Class A net selling commissions.

Worldwide Opportunities Fund ....      $12

   As of May 31, 2004, W.S. Griffith Securities, Inc. no longer writes any business for the Trust.
   In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares (Worldwide Opportunities Fund only) and 1.00% for Class C shares of the average daily net assets of each respective class.
   PEPCO has advised the Trust of the following information for the period ended December 31, 2004.

                                                                Distribution
                                        Distribution        and/or Service Fees
                                    and/or Service Fees           Paid to
                                        Retained by            Unaffiliated
                                        Distributor            Participants
                                    -------------------     -------------------
Worldwide Opportunities Fund ......       $43,722                $131,016
Mid-Cap Value Fund ................         1,455                  11,666

   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.
   As financial agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide tax services and oversight of the performance of PFPC Inc. (subagent to PEPCO) plus (2) the documented cost of fund accounting and related services provided by PFPC Inc. The fee schedule of PFPC Inc. ranges from 0.065% to 0.03% of the average daily net asset values of each Fund. Certain minimum fees may apply. For the period ended December 31, 2004, the Trust incurred PEPCO Financial Agent Fees totaling $55,498.
   PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended December 31, 2004, transfer agent fees were $188,539 as reported in the Statement of Operations, of which PEPCO retained the following:

                                                       Transfer Agent
                                                        Fee Retained
                                                       --------------
Worldwide Opportunities Fund .........................    $58,982
Mid-Cap Value Fund ...................................         --


5. PURCHASES AND SALES OF SECURITIES

   Purchases and sales of securities (excluding short-term securities) for the period ended December 31, 2004, were as follows:

                                                    Purchases         Sales
                                                  -------------   -------------
Worldwide Opportunities Fund ..................    $29,158,624     $34,384,998
Mid-Cap Value Fund ............................     17,442,122         276,764

   There were no purchases or sales of long-term U.S. Government securities.


6. CREDIT RISK AND ASSET CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund's ability to repatriate such amounts.
   The Trust may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.


7. OTHER

   Effective January 1, 2005, Engemann Asset Management ("EAM") became a subadviser to manage the domestic equity investments for the Phoenix-Aberdeen Worldwide Opportunities Fund. EAM is a wholly-owned subsidiary of Pasadena Capital Corporation, which in turn is a wholly-owned subsidiary of Phoenix Investment Partners,Ltd., an indirect wholly-owned subsidiary of PNX. The Fund will continue to have the same investment objectives and use the same investment strategies.


8. FEDERAL INCOME TAX INFORMATION

   The Trust has the following capital loss carryovers, which may be used to offset future capital gains.

                                                     Expiration Year
                                            2010          2011         Total
                                        -----------   -----------   -----------
Worldwide Opportunities Fund ........   $13,317,397   $20,161,056   $33,478,453
Mid-Cap Value Fund ..................            --            --            --

   The Trust may not realize the benefit of these losses to the extent it does not realize gains on investments prior to the expiration of the capital loss carryovers.

PHOENIX EQUITY TRUST FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004 (UNAUDITED) (CONTINUED)


9. PROXY VOTING PROCEDURES

   The Adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, free of charge, by calling toll-free 800-243-1574. These procedures and information regarding how the Funds voted proxies during the most recent twelve-month period ended June 30, 2004, is also available through the Securities and Exchange Commission's website at http://www.sec.gov.


10. FORM N-Q INFORMATION

   Effective 3rd quarter 2004, the Trust files complete schedules of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Form N-Q is available on the SEC's website at http://www.sec.gov. Furthermore, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the Operation of the SEC's Public Reference Room can be obtained at http://www.sec.gov/info/edgar/prrules.htm.

FUND MANAGEMENT (UNAUDITED)

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.

                                               INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                     NUMBER OF
                                                   PORTFOLIOS IN
                                                   FUND COMPLEX                        PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS                LENGTH OF        OVERSEEN BY                        DURING PAST 5 YEARS AND
    AND DATE OF BIRTH             TIME SERVED         TRUSTEE                    OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  E. Virgil Conway               Served since           37           Chairman, Rittenhouse Advisors, LLC (consulting firm) since
  Rittenhouse Advisors, LLC      1993.                               2001. Trustee/Director, Realty Foundation of New York
  101 Park Avenue                                                    (1972-present), Josiah Macy, Jr., Foundation (1975-present),
  New York, NY 10178                                                 Pace University (Director/Trustee Emeritus) (2003-present),
  DOB: 8/2/29                                                        New York Housing Partnership Development Corp. (Chairman)
                                                                     (1981-present), Greater New York Councils, Boy Scouts of
                                                                     America (1985-present), The Academy of Political Science (Vice
                                                                     Chairman (1985-present), Urstadt Biddle Property Corp.
                                                                     (1989-present). Colgate University (Trustee/Emeritus) (since
                                                                     2004). Chairman, Metropolitan Transportation Authority
                                                                     (1992-2001), The Harlem Youth Development Foundation
                                                                     (1998-2002). Director, Trism, Inc. (1994-2001), Consolidated
                                                                     Edison Company of New York, Inc. (1970-2002), Atlantic Mutual
                                                                     Insurance Company (1974-2002), Centennial Insurance Company
                                                                     (1974-2002), Union Pacific Corp. (1978-2002), BlackRock Freddie
                                                                     Mac Mortgage Securities Fund (Advisory Director) (1990-2000),
                                                                     Accuhealth (1994-2002), Pace University (1978-2003).
------------------------------------------------------------------------------------------------------------------------------------
  Harry Dalzell-Payne            Served since           37           Currently retired.
  The Flat, Elmore Court         1993.
  Elmore, GLOS, GL2 3NT
  U.K.
  DOB: 8/9/29
------------------------------------------------------------------------------------------------------------------------------------
  S. Leland Dill                 Served since           27           Currently retired. Trustee, Scudder Investments (33 portfolios)
  7721 Blue Heron Way            2004.                               (1986-present). Director, Coutts & Co. Trust Holdings Limited
  West Palm Beach, FL 33412                                          (1991-2000), Coutts & Co. Group (1991-2000) and Coutts & Co.
  DOB: 3/28/30                                                       International (USA) (private banking) (1991-2000).
------------------------------------------------------------------------------------------------------------------------------------
  Francis E. Jeffries            Served since           29           Director, The Empire District Electric Company (1984-present).
  8477 Bay Colony Dr. #902       1995.
  Naples, FL 34108
  DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
  Leroy Keith, Jr.               Served since           27           Partner, Stonington Partners, Inc. (private equity fund) since
  Stonington Partners, Inc.      1993.                               2001. Director/Trustee, Evergreen Funds (six portfolios).
  736 Market Street, Ste. 1430                                       Chairman (1998-2000) and Chief Executive Officer (1995-1998),
  Chattanooga, TN 37402                                              Carson Products Company (cosmetics).
  DOB: 2/14/39
------------------------------------------------------------------------------------------------------------------------------------
  Geraldine M. McNamara          Served since           37           Managing Director, U.S. Trust Company of New York (private
  U.S. Trust Company of          2001.                               bank) (1982-present).
  New York
  11 West 54th Street
  New York, NY 10019
  DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------

                                                                              23


FUND MANAGEMENT (UNAUDITED) (CONTINUED)


                                               INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                     NUMBER OF
                                                   PORTFOLIOS IN
                                                   FUND COMPLEX                        PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS                LENGTH OF        OVERSEEN BY                        DURING PAST 5 YEARS AND
    AND DATE OF BIRTH             TIME SERVED         TRUSTEE                    OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Everett L. Morris              Served since           37           Currently retired. Vice President, W.H. Reaves and Company
  164 Laird Road                 1995.                               (investment management) (1993-2003).
  Colts Neck, NJ 07722
  DOB: 5/26/28
------------------------------------------------------------------------------------------------------------------------------------
  James M. Oates                 Served since           27           Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital
  Hudson Castle Group, Inc.      1993.                               Markets, Inc.) (financial services) (1997-present). Managing
  c/o Northeast Investment                                           Director Wydown Group (consulting firm) (1994-present),
  Management, Inc.                                                   Director, Investors Financial Service Corporation
  150 Federal Street                                                 (1995-present), Investors Bank & Trust Corporation
  Suite 1000                                                         (1995-present), Stifel Financial (1996-present), Connecticut
  Boston, MA 02109                                                   River Bancorp (1998-present), Connecticut River Bank
  DOB: 5/31/46                                                       (1999-present), Trust Co. of New Hampshire (2002-present).
                                                                     Director and Treasurer, Endowment for Health, Inc.
                                                                     (2000-present). Chairman, Emerson Investment Management, Inc.
                                                                     (2000-present). Vice Chairman, Massachusetts Housing
                                                                     Partnership (1994-1999). Director, Blue Cross and Blue Shield
                                                                     of New Hampshire (1994-1999), AIB Govett Funds (1991-2000),
                                                                     Command Systems, Inc. (1998-2000), Phoenix Investment Partners,
                                                                     Ltd. (1995-2001), 1Mind, Inc. (2000-2002), 1Mind.com, Plymouth
                                                                     Rubber Co. (1995-2003). Member, Chief Executives Organization
                                                                     (1996-2001).
------------------------------------------------------------------------------------------------------------------------------------
  Donald B. Romans               Served since           27           Currently retired. President, Romans & Company (private
  39 S. Sheridan Road            2004.                               investors and financial consultants) (1987-2003). Trustee,
  Lake Forest, IL 60045                                              Burnham Investors Trust (5 portfolios) (1967-2003).
  DOB: 4/22/31
------------------------------------------------------------------------------------------------------------------------------------
  Richard E. Segerson            Served since           27           Managing Director, Northway Management Company (1998-present).
  Northway Management            1993.
  Company LLC
  164 Mason Street
  Greenwich, CT 06830
  DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
  Ferdinand L. J. Verdonck       Served since           27           Trustee/Director, Banco Urguijo (Chairman). Trustee/Director,
  Nederpolder, 7                 2004.                               Phoenix Funds Complex (2004-present). Trustee/Director EASDAQ
  B-9000 Gent, Belgium                                               (Chairman), The Fleming Continental European Investment Trust,
  DOB: 7/30/42                                                       KBC Lease (Honorary), Groupe SNEF, Degussa Antwerpen N.V.,
                                                                     Santans N.V., Laco N.V. Managing Director, Almanij N.V.
                                                                     (1992-2003); Trustee/Director (1992-2003), KBC Bank and
                                                                     Insurance Holding Company (Euronext) (1992-2003), KBC Bank
                                                                     (1992-2003), KBC Insurance (1992-2003), Kredietbank, S.A.
                                                                     Luzembougeoise (1992-2003), Investco N.V. (1992-2003), Gevaert
                                                                     N.V. (1992-2003), Fidea N.V. (1992-2003), Almafin N.V.
                                                                     (1992-2003), Centea N.V. (1992-2003), Dutch Chamber of Commerce
                                                                     for Belgium and Luxemburg, Phoenix Investment Partners, Ltd.
                                                                     (1995-2001).
------------------------------------------------------------------------------------------------------------------------------------
  Lowell P. Weicker, Jr.         Served since           27           Director, Medallion Financial New York (2003-present),
  200 Duke Street                1995.                               Compuware (1996- present) and WWF, Inc. (2000-present).
  Alexandria, VA 22314                                               President, The Trust for America's Health (non-profit)
  DOB: 5/16/31                                                       (2001-present). Director, UST, Inc. (1995-2004), HPSC, Inc.
                                                                     (1995-2004).
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES

     Each of the individuals listed below is an "interested person" of the Fund, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
                                                     NUMBER OF
     NAME, ADDRESS,                                PORTFOLIOS IN
      DATE OF BIRTH                                FUND COMPLEX                        PRINCIPAL OCCUPATION(S)
  AND POSITION(S) WITH             LENGTH OF        OVERSEEN BY                        DURING PAST 5 YEARS AND
         TRUST                    TIME SERVED         TRUSTEE                    OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
 *Marilyn E. LaMarche            Served since           32           Limited Managing Director, Lazard Freres & Co. LLC
  Lazard Freres & Co. LLC        2002.                               (1983-present). Director, The Phoenix Companies, Inc.
  30 Rockefeller Plaza,                                              (2001-present) and Phoenix Life Insurance Company
  59th Floor                                                         (1989-present).
  New York, NY 10020
  DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------
**Philip R. McLoughlin           Served since           67           Director, PXRE Corporation (Delaware) (1985-present), World
  DOB: 10/23/46                  1993.                               Trust Fund (1991-present). Management Consultant (2002-2004).
                                                                     Chairman (1997-2002), Director (1995-2002), Vice Chairman
  Chairman                                                           (1995-1997) and Chief Executive Officer (1995-2002), Phoenix
                                                                     Investment Partners, Ltd. Director and Executive Vice President
                                                                     The Phoenix Companies, Inc. (2000-2002). Director (1994-2002)
                                                                     and Executive Vice President, Investments (1987-2002), Phoenix
                                                                     Life Insurance Company. Director (1983-2002) and Chairman
                                                                     (1995-2002), Phoenix Investment Counsel, Inc. Director
                                                                     (1982-2002) and President (1990-2000), Phoenix Equity Planning
                                                                     Corporation. Chairman and President, Phoenix/Zweig Advisers LLC
                                                                     (2001-2002). Director (2001-2002) and President (April
                                                                     2002-September 2002), Phoenix Investment Management Company.
                                                                     Director and Executive Vice President, Phoenix Life and Annuity
                                                                     Company (1996-2002). Director (1995-2000) and Executive Vice
                                                                     President (1994-2002), and Chief Investment Counsel
                                                                     (1994-2002), PHL Variable Insurance Company. Director, Phoenix
                                                                     National Trust Holding Company (2001-2002). Director
                                                                     (1985-2002) and Vice President (1986-2002), and Executive Vice
                                                                     President (2002-2002). PM Holdings, Inc. Director, W.S.
                                                                     Griffith Associates, Inc. (1995-2002). Director (1992-2002) and
                                                                     President (1993-1994), W.S. Griffith Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------

  * Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
 ** Mr. McLoughlin is an "interested person," as defined in the Investment
    Company Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.

                                               OFFICERS OF THE FUND WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                             POSITION(S) HELD WITH
    NAME, ADDRESS AND         TRUST AND LENGTH OF                                  PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH               TIME SERVED                                        DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
  Daniel T. Geraci           President since 2004.        Executive Vice President, Asset Management, The Phoenix Companies, Inc.
  DOB: 6/12/57                                            (wealth management) (since 2003). President and Chief Executive Officer,
                                                          Phoenix Investment Partners, Ltd. (since 2003). President, certain Fund within the Phoenix Fund Complex (2004-present), President and Chief
                                                          Executive Officer of North American investment operations, Pioneer
                                                          Investment Management USA, Inc. (2001-2003). President of Private Wealth
                                                          Management Group (2000-2001), Executive Vice President of Distribution
                                                          and Marketing for U.S. institutional services business (1998-2000) and
                                                          Executive Vice President of Distribution and Marketing for Fidelity
                                                          Canada (1996-1998), Fidelity Investments.
------------------------------------------------------------------------------------------------------------------------------------
  George Aylward             Executive Vice President     Senior Vice President and Chief Executive Officer, Asset Management, The
  DOB: 8/17/64               since 2004.                  Phoenix Companies, Inc. (2004-present). Executive Vice President and
                                                          Chief Operating Officer, Phoenix Investment Partners Ltd.
                                                          (2004-present). Vice President Phoenix Life Insurance Company
                                                          (2002-2004). Vice President, The Phoenix Companies, Inc. (2001-2004).
                                                          Assistant Controller, Phoenix Investment Partners, Ltd. (1996-2001).
------------------------------------------------------------------------------------------------------------------------------------
  Francis G. Waltman         Senior Vice President        Vice President, Chief Administrative Officer (2003-present), Senior Vice
  DOB: 7/27/62               since May 2004.              President, Chief Administrative Officer, Private Client Group
                                                          (1999-2003), Phoenix Investment Partners, Ltd. Senior Vice President,
                                                          Phoenix Fund Complex (2004-present).
------------------------------------------------------------------------------------------------------------------------------------
  Nancy G. Curtiss           Treasurer since 1994.        Vice President, Fund Accounting (1994-2000), Treasurer (1996-2000),
  DOB: 11/24/52                                           Assistant Treasurer (2001-2003), Vice President, Operations
                                                          (2003-present), Phoenix Equity Planning Corporation. Treasurer, Phoenix
                                                          Fund Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
  Matthew A. Swendiman       Secretary since 2004.        Counsel, Phoenix Life Insurance Company (2002-present). Vice President,
  One American Row                                        Counsel, Chief Legal Officer and Secretary, certain of the funds within
  Hartford, CT 06102                                      the Phoenix Fund Complex (2004-present). Assistant Vice President and
  DOB: 4/5/73                                             Assistant Counsel, Conseco Capital Management (2000-2002).
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX EQUITY TRUST

101 Munson Street
Greenfield, Massachusetts 01301


TRUSTEES                                                  INVESTMENT ADVISER
E. Virgil Conway                                          Phoenix Investment Counsel, Inc.
Harry Dalzell-Payne                                       56 Prospect Street
S. Leland Dill                                            Hartford, Connecticut 06115-0480
Francis E. Jeffries
Leroy Keith, Jr.                                          PRINCIPAL UNDERWRITER
Marilyn E. LaMarche                                       Phoenix Equity Planning Corporation
Philip R. McLoughlin                                      56 Prospect Street
Geraldine M. McNamara                                     Hartford, Connecticut 06115-0480
Everett L. Morris
James M. Oates                                            TRANSFER AGENT
Donald B. Romans                                          Phoenix Equity Planning Corporation
Richard E. Segerson                                       56 Prospect Street
Ferdinand L. J. Verdonck                                  Hartford, Connecticut 06115-0480
Lowell P. Weicker, Jr.
                                                          CUSTODIANS
OFFICERS                                                  Brown Brothers Harriman & Co.
Daniel T. Geraci, President                               40 Water Street
George Aylward, Executive Vice President                  Boston, Massachusetts 02109
Francis G. Waltman, Senior Vice President
Nancy G. Curtiss, Treasurer                               State Street Bank and Trust Company
Matthew A. Swendiman, Secretary and                       P.O. Box 5501
   Chief Legal Officer                                    Boston, Massachusetts 02206-5501

-------------------------------------------------         HOW TO CONTACT US
IMPORTANT NOTICE TO SHAREHOLDERS                          Mutual Fund Services                         1-800-243-1574
                                                          Advisor Consulting Group                     1-800-243-4361
The Securities and Exchange Commission has                Telephone Orders                             1-800-367-5877
modified mailing regulations for semiannual and           Text Telephone                               1-800-243-1926
annual shareholder fund reports to allow mutual           Web site                             PHOENIXINVESTMENTS.COM
fund companies to send a single copy of these
reports to shareholders who share the same
mailing address. If you would like additional
copies, please call Mutual Fund Services at
1-800-243-1574.
-------------------------------------------------

                 (This page has been left blank intentionally.)

                                                               -----------------
                                                                   PRESORTED
                                                                   STANDARD
                                                                 U.S. POSTAGE
                                                                     PAID
                                                                Louisville, KY
                                                                Permit No. 1051
                                                               -----------------

--------------------------------------------------------------------------------


               PHOENIX EQUITY PLANNING CORPORATION
               P.O. Box 150480
               Hartford, CT 06115-0480


[LOGO OMITTED] PHOENIX
               INVESTMENT PARTNERS, LTD.

               A MEMBER OF THE PHOENIX COMPANIES, INC.





               For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.













               NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY. NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

               PXP682                                                       2-05


ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1) Not applicable.

  (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3) Not applicable.

  (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)            Phoenix Equity Trust
--------------------------------------------------------------------------------

By (Signature and Title)*       /s/ George R. Aylward
                         -------------------------------------------------------
                             George R. Aylward, Executive Vice President
                             (principal executive officer)

Date              February 28, 2005
--------------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*       /s/ George R. Aylward
                         -------------------------------------------------------
                             George R. Aylward, Executive Vice President
                             (principal executive officer)

Date              February 28, 2005
--------------------------------------------------------------------------------

By (Signature and Title)*       /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                             Nancy G. Curtiss, Treasurer
                             (principal financial officer)

Date              February 28, 2005
--------------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.